Debt (Narrative) (Details) $ in Millions		3 Months Ended	6 Months Ended
	Jan. 20, 2021 USD ($) payment	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Apr. 30, 2021 GBP (£)	Apr. 15, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Jan. 27, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Jul. 24, 2020 USD ($) employee	Apr. 30, 2020 GBP (£)	Apr. 29, 2020 GBP (£)	Feb. 29, 2020 USD ($)	Dec. 31, 2019 USD ($)		Oct. 31, 2019 GBP (£)
Debt Instrument
DIP, borrowings outstanding		$ 5,000,000,000
Payments under bankruptcy court order for operating lease	$ 756,000,000											$ 650,000,000
Number of payments under bankruptcy court order for operating lease	9											6
Monthly payments under bankruptcy court order for operating lease	$ 84,000,000		$ 108,000,000
Outstanding principal			2,700,000,000												$ 200,000,000	$ 2,700,000,000
Assets		16,610,000,000	16,908,000,000	[1]												24,627,000,000	[1]
Liabilities		16,320,000,000	16,815,000,000	[1]												22,739,000,000	[1]
Subsequent Event
Debt Instrument
Payments under bankruptcy court order for operating lease	$ 756,000,000
Number of payments under bankruptcy court order for operating lease | payment	9
Monthly payments under bankruptcy court order for operating lease	$ 84,000,000
European Fleet Notes
Debt Instrument
Debt face amount | €							€ 725,000,000
Outstanding principal		853,000,000	888,000,000													810,000,000
Senior Term Loan Facility | Subsequent Event
Debt Instrument
Debt face amount						$ 1,300,000,000
Senior Term Loan Facility | Subsequent Event | Exit Credit Facilities
Debt Instrument
Debt face amount						1,300,000,000
HIL Notes
Debt Instrument
Debt face amount | €							250,000,000			€ 250,000,000
European ABS
Debt Instrument
Outstanding principal | €							€ 450,000,000
Hertz Canadian Securitization
Debt Instrument
Outstanding principal			53,000,000					$ 350	$ 350							$ 241,000,000
Senior RCF
Debt Instrument
Outstanding standby letters of credit		$ 34,000,000
Senior Revolving Credit Facility and Letter of Credit Facility
Debt Instrument
Maximum consolidated leverage ratio		3.00					3.00
Letters of credit facility
Debt Instrument
Aggregate maximum borrowings		$ 688,000,000	740,000,000
Outstanding standby letters of credit			17,000,000
Vehicle
Debt Instrument
Debt face amount		7,000,000,000
Vehicle | European Fleet Notes
Debt Instrument
Outstanding principal		853,000,000	888,000,000
Vehicle | Variable Funding Note
Debt Instrument
Debt face amount		3,000,000,000
Vehicle | Bridge Financing Facility
Debt Instrument
Debt face amount		4,000,000,000
Vehicle | Hertz Canadian Securitization
Debt Instrument
Outstanding principal		95,000,000	53,000,000
Revolving Credit Facility | Line of Credit and Term Loan | Subsequent Event | Exit Credit Facilities
Debt Instrument
Debt face amount						2,800,000,000
Revolving Credit Facility | Line of Credit | Subsequent Event
Debt Instrument
Debt face amount						1,500,000,000
Revolving Credit Facility | Line of Credit | Subsequent Event | Exit Credit Facilities
Debt Instrument
Aggregate maximum borrowings						$ 1,500,000,000
Revolving Credit Facility | UK Financing Facility
Debt Instrument
Aggregate maximum borrowings | £											£ 85,000,000		£ 200,000,000	£ 250,000,000				£ 250,000,000
Revolving Credit Facility | UK Financing Facility | Subsequent Event
Debt Instrument
Aggregate maximum borrowings | £					£ 100,000,000
Revolving Credit Facility | Senior RCF
Debt Instrument
Aggregate maximum borrowings		194,000,000	225,000,000
Letters of credit facility
Debt Instrument
Aggregate maximum borrowings			299,000,000
Alternative Letter of Credit Facility
Debt Instrument
Aggregate maximum borrowings		200,000,000
Outstanding standby letters of credit		142,000,000
Letter of Credit Facility
Debt Instrument
Aggregate maximum borrowings		278,000,000
Outstanding standby letters of credit		23,000,000
DIP Credit Agreement
Debt Instrument
Liquidity maintenance test		$ 275,000,000	275,000,000
International Fleet Financing No. 2 B.V.
Debt Instrument
Minority ownership interest, percent		25.00%
Assets		$ 393,000,000	464,000,000
Liabilities		$ 393,000,000	$ 464,000,000

[1]	Hertz Global Holdings, Inc.'s consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. Hertz Global Holdings, Inc.'s consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to Hertz Global Holdings, Inc. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.